                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment  [ ]      Amendment  Number:
                                                     -----
    This Amendment (Check only one.):       [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number:      28-04221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen M. Fleiss
Title: Managing Member of KMF Advisers LLC, General Partner
       of KMF Partners, L.P.
Phone: (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss                New York, New York                    11/7/01
-------------------                ------------------                    -------
[Signature]                          [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             2
                                                           --------

Form 13F Information Table Entry Total:                       15
                                                           --------

Form 13F Information Table Value Total:                      59,798
                                                           --------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                        Name

 1                28-04223                                    KMF Partners, L.P.

 2                28-05699                                    KMF Advisers LLC

KMF PARTNERS
13 F SECURITIES
FOR THE PERIOD ENDING 9/30/01


Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
AOL TIME WARNER INC.                  COM        00184A105   18,465      557,850       Defined      1,2        557,850
CHECK POINT SOFTWARE INC.             ORD        M22465104    2,642      120,000       Defined      1,2        120,000
CIENA CORP                            COM        171779101    1,132      110,000       Defined      1,2        110,000
CITRIX SYSTEMS                        COM        177376100    2,376      120,000       Defined      1,2        120,000
CLEAR CHANNEL COMMUNICATIONS          COM        184502102    2,385       60,000       Defined      1,2         60,000
GUIDANT CORP.                         COM        401698105    3,273       85,000       Defined      1,2         85,000
IMMUNEX CORP.                         COM        452528102      187       10,000       Defined      1,2         10,000
KOHL'S CORPORATION                    COM        500255104    9,850      205,200       Defined      1,2        205,200
MEDIMMUNE INC.                        COM        584699102    7,256      203,662       Defined      1,2        203,662
MEDTRONIC INC.                        COM        585055106    2,906       66,800       Defined      1,2         66,800
OSI PHARMACEUTICALS, INC.             COM        671040103    5,688      175,000       Defined      1,2        175,000
QUADRAMED CORP.                       COM        74730W101      658      140,000       Defined      1,2        140,000
TIFFANY & CO.-NEW                     COM        886547108    2,598      120,000       Defined      1,2        120,000
UNIVERSAL HEALTH REALTY INCOME TRUST  COM        91359E105      247       10,000       Defined      1,2         10,000
RSA SECURITY INC. OCT 12 1/2 PUTS     PUT        749719950      135        1,000       Defined      1,2         1,000

TOTAL
                                                             59,798